Stockholders' Equity (capital Deficiency) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2010	Mar. 31, 2009
Stock sold through private placement			12,500
Common stock, shares issued	32,473,282	7,268,948	850,110
Converted notes payable from certain Note Holders into common stock			$ 114,013
Issuance of stock for debt conversions, Shares			438,681
Notes Payable 1
Converted notes payable from certain Note Holders into common stock	1,015,459
Craig Ellins
Common stock, shares issued	12,500,000
Craig Ellins | March 13, 2014
Common stock, shares issued	4,500,000
Chief Executive Officer
Restricted Common Stock forfeited			12,012,413
Stock Compensation Expense, forfeited			960,993
Chief Operating Officer
Restricted Common Stock forfeited			12,013,413
Stock Compensation Expense, forfeited			$ 961,073
A Warrant
Warrants, Exercise Price	$ 1.00
B Warrant
Warrants, Exercise Price	$ 2.00
Common Stock
Stock sold through private placement		1,480,000	1
Equity Issuance Price	$ 0.50
Issuance of stock for debt conversions, Shares	3,905,612	438,681		140,000	216,225
Issuance of stock pursuant to employment contracts						1,033
Common Stock | Craig Ellins
Stock Issued During Period, Shares, Acquisitions	4,000,000
Stock Issued During Period, Description	upon the completion of a minimum of $1,000,000 in proceeds to the Company from fund raising on May 1, 2014. The shares were issued pursuant to the exemption from registration set forth in Section 4(2) of the Securities Act of 1933.
Common Stock | Three Executive Officers
Equity Issuance Price	$ 1.24
Issuance of stock pursuant to employment contracts	8,950,000
Issuance of stock pursuant to employment contracts, description	Fifty thousand of the shares were paid directly to one of the officers. The remaining shares will be held by the Company until such time as certain milestones are reached and vesting periods have run. The issuance was exempt from the registration requirements of Section 5 of the Securities Act of 1933 pursuant to Section 4(2) of the Act because there was no public offering in connection with the issuance of the shares.
Capital Units
Stock sold through private placement	4,520,000
Equity Issuance Price	$ 0.50
Convertible Notes
Stock sold through private placement	1,480,000